Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Discount rate	1.125%	1.375%
Rate of return on plan assets	1.125%	1.375%
Rate of compensation increase	2.00%	2.00%